UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: January 31

Date of reporting period:  April 30, 2017

Item 1. Schedule of Investments.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS – 7.2%
$1,128,561	Axalta Coating Systems U.S. Holdings, Inc. 3.647%, 2/1/2023[1,2,3]	$1,141,128
618,182	Calpine Corp. 2.750%, 11/30/2017[1,2,3]	620,240
1,485,000	Charter Communications Operating LLC 3.000%, 1/15/2024[2,3]	1,494,096
	Dell International LLC
1,250,000	3.000%, 12/31/2018[2,3]	1,253,125
487,500	3.250%, 9/7/2021[2,3]	488,841
1,750,000	FCA U.S. LLC 3.250%, 12/31/2018[1,2,3,4,5]	1,758,479
1,750,000	Flying Fortress, Inc. 3.397%, 10/20/2022[1,2,3]	1,767,964
997,691	Global Payments, Inc. 3.196%, 10/31/2021[2,3]	1,001,432
1,877,857	Grosvenor Capital Management Holdings LLLP 4.000%, 8/18/2023[1,2,3]	1,877,857
	HCA, Inc.
535,333	2.493%, 6/10/2020[2,3]	537,228
1,736,875	2.993%, 3/18/2023[1,2,3]	1,745,125
1,755,111	Hilton Worldwide Finance LLC 2.991%, 10/25/2023[2,3]	1,771,565
1,243,750	KFC Holding Co. 2.994%, 6/16/2023[1,2,3]	1,252,693
1,496,250	Leidos Innovations Corp. 3.250%, 8/16/2023[1,2,3]	1,505,602
992,268	MCC Iowa LLC 3.450%, 1/29/2021[1,2,3]	999,556
496,250	Micron Technology, Inc. 3.500%, 4/26/2022[1,2,3]	500,284
1,488,750	NRG Energy, Inc. 3.243%, 6/30/2023[1,2,3]	1,496,350
1,741,250	RPI Finance Trust 3.647%, 3/27/2023[1,2,3]	1,749,416
1,741,250	Samsonite IP Holdings Sarl 3.243%, 8/1/2023[1,2,3,6]	1,759,315
997,500	Vantiv LLC 3.490%, 10/14/2023[1,2,3]	1,008,413
	Vistra Operations Co. LLC
203,063	3.732%, 8/4/2023[1,2,3]	202,872
46,429	3.743%, 8/4/2023[1,2,3]	46,385

	TOTAL BANK LOANS (Cost $25,813,752)	25,977,966

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS – 80.6%
	ASSET-BACKED SECURITIES – 47.9%
$3,939,322	Ally Auto Receivables Trust Series 2015-2, Class A3, 1.490%, 11/15/2019[1]	$3,940,468
2,771,694	Alternative Loan Trust Series 2004-18CB, Class 4A1, 5.500%, 9/25/2034[1]	2,839,723
879,297	Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6, 4.622%, 5/25/2034[1,2]	876,426
1,625,000	Annisa CLO Ltd. Series 2016-2A, Class E, 8.406%, 7/20/2028[1,2,7]	1,655,062
500,000	Apidos CLO XII Series 2013-12A, Class E, 5.558%, 4/15/2025[1,2,7]	495,067
250,000	Apidos CLO XIX Series 2014-19A, Class E, 6.473%, 10/17/2026[1,2,7]	246,924
1,500,000	Apidos CLO XV Series 2013-15A, Class C, 4.406%, 10/20/2025[1,2,7]	1,496,523
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series
1,086,307	Series 2003-W5, Class AV2, 1.751%, 10/25/2033[1,2]	975,280
820,917	Series 2004-W10, Class A2, 1.771%, 10/25/2034[1,2]	805,160
1,115,010	Asset Backed Securities Corp. Home Equity Loan Trust Series Series 2004-HE6, Class M1, 1.936%, 9/25/2034[1,2]	1,092,276
2,000,000	Battalion CLO V Ltd. Series 2014-5A, Class C, 4.523%, 4/17/2026[1,2,7]	1,990,301
2,061,560	Bayview Financial Acquisition Trust Series 2004-C, Class M2, 2.108%, 5/28/2044[1,2]	2,054,020
1,547,160	Bear Stearns Asset Backed Securities Trust Series 2003-1, Class A1, 1.991%, 11/25/2042[1,2]	1,484,635
	BlueMountain CLO Ltd.
3,500,000	Series 2013-3A, Class E, 5.639%, 10/29/2025[1,2,7]	3,455,390
1,875,000	Series 2014-4A, Class E, 6.354%, 11/30/2026[1,2,7]	1,852,086
250,000	Series 2012-2A, Class ER, 8.152%, 11/20/2028[1,2,7]	254,370
1,100,000	Series 2013-1A, Class DR, 8.656%, 1/20/2029[1,2,7]	1,123,156
1,362,348	BMW Vehicle Lease Trust Series 2016-1, Class A2A, 1.170%, 1/22/2018[1]	1,362,292
2,018,720	Business Loan Express Business Loan Trust Series 2007-AA, Class A, 1.393%, 10/20/2040[1,2,7]	1,807,966
750,000	Carlyle U.S. CLO Ltd. Series 2016-4A, Class D, 8.056%, 10/20/2027[1,2,7]	763,875
	Catamaran CLO Ltd.
2,250,000	Series 2012-1A, Class E, 6.768%, 12/20/2023[1,2,7]	2,232,513
1,000,000	Series 2013-1A, Class E, 6.037%, 1/27/2025[1,2,7]	980,530
1,825,000	Series 2014-2A, Class C, 4.658%, 10/18/2026[1,2,7]	1,803,873
2,500,000	Chase Issuance Trust Series 2015-A2, Class A2, 1.590%, 2/18/2020[1]	2,503,445
1,000,000	Chicago Skyscraper Trust Series 2017-SKY, Class B, 2.094%, 2/15/2030[2,7]	1,003,108

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$368,010	Citigroup Mortgage Loan Trust Series 2006-HE2, Class A2C, 1.141%, 8/25/2036[1,2]	$365,504
3,259,231	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2, 4.474%, 3/20/2043[1,7]	3,244,783
	CNH Equipment Trust
875,305	Series 2016-C, Class A1, 0.750%, 10/10/2017[1]	875,311
2,981,678	Series 2015-A, Class A3, 1.300%, 4/15/2020[1]	2,979,871
1,000,000	CWABS Asset-Backed Certificates Trust Series 2005-14, Class M1, 1.441%, 4/25/2036[1,2]	984,451
2,949,800	DB Master Finance LLC Series 2015-1A, Class A2I, 3.262%, 2/20/2045[1,7]	2,971,304
866,906	Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2, 5.216%, 1/25/2042[1,7]	876,415
750,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class ER, 8.698%, 10/15/2028[1,2,7]	768,649
1,000,000	Dryden 34 Senior Loan Fund Series 2014-34A, Class DR, 4.422%, 10/15/2026[1,2,7]	1,000,719
875,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class ER, 8.958%, 1/15/2028[1,2,7]	906,174
500,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.558%, 4/15/2027[1,2,7]	461,938
500,000	Dryden 43 Senior Loan Fund Series 2016-43A, Class E, 8.406%, 7/20/2029[1,2,7]	511,927
500,000	Dryden 45 Senior Loan Fund Series 2016-45A, Class E, 8.008%, 7/15/2027[1,2,7]	505,921
3,000,000	Dryden XXIV Senior Loan Fund Series 2012-24RA, Class ER, 6.989%, 11/15/2023[1,2,7]	3,025,088
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E, 6.658%, 1/15/2025[1,2,7]	999,202
1,650,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class E, 5.658%, 7/15/2025[1,2,7]	1,610,993
1,000,000	Eaton Vance CLO Ltd. Series 2013-1A, Class DR, 8.758%, 1/15/2028[1,2,7]	1,026,418
782,487	EMC Mortgage Loan Trust Series 2006-A, Class A1, 1.441%, 12/25/2042[1,2,7]	759,544
	Emerson Park CLO Ltd.
500,000	Series 2013-1A, Class DR, 4.558%, 7/15/2025[1,2,7]	500,125
1,500,000	Series 2013-1A, Class E, 6.008%, 7/15/2025[1,2,7]	1,439,611
1,221,205	Fairway Outdoor Funding LLC Series 2012-1A, Class A2, 4.212%, 10/15/2042[1,7]	1,228,671
585,723	Fieldstone Mortgage Investment Trust Series Series 2005-3, Class 2A2, 1.511%, 2/25/2036[1,2]	577,403
1,000,000	Flatiron CLO Ltd. Series 2014-1A, Class C, 4.458%, 7/17/2026[1,2,7]	980,034

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	FOCUS Brands Funding LLC Series 2017-1A, Class A2I, 3.857%, 4/30/2047[1,7]	$1,512,108
	Ford Credit Auto Owner Trust
800,000	Series 2013-C, Class C, 1.910%, 3/15/2019[1]	801,138
1,135,092	Series 2014-A, Class A4, 1.290%, 4/15/2019[1]	1,135,044
1,384,995	GE Business Loan Trust Series 2016-2A, Class A, 1.174%, 11/15/2034[1,2,7]	1,317,291
1,473,567	GM Financial Automobile Leasing Trust Series 2017-1, Class A1, 1.000%, 3/20/2018[1]	1,473,604
	Green Tree Agency Advance Funding Trust I
1,408,000	Series 2016-T1, Class AT1, 2.380%, 10/15/2048[7]	1,398,313
775,000	Series 2015-T2, Class AT2, 3.095%, 10/15/2048[1,7]	775,790
350,000	Greywolf CLO III Ltd. Series 2014-1A, Class D, 6.253%, 4/22/2026[1,2,7]	344,743
	GSAMP Trust
865,733	Series 2003-SEA, Class A1, 1.391%, 2/25/2033[1,2]	821,545
725,903	Series 2003-HE2, Class A3A, 1.631%, 8/25/2033[1,2]	681,345
	Hertz Fleet Lease Funding LP
560,466	Series 2014-1, Class A, 1.389%, 4/10/2028[1,2,7]	560,420
2,300,000	Series 2014-1, Class B, 1.739%, 4/10/2028[1,2,7]	2,298,073
1,790,000	Series 2017-1, Class A1, 1.641%, 4/10/2031[1,2,7]	1,790,000
500,000	Highbridge Loan Management Ltd. Series 2013-2A, Class D, 6.406%, 10/20/2024[1,2,7]	499,066
1,866,468	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD Series 2003-A, Class AV2, 1.851%, 10/25/2033[1,2]	1,798,566
821,098	Honda Auto Receivables Owner Trust Series 2016-1, Class A2, 1.010%, 6/18/2018[1]	820,414
3,484,059	Invitation Homes Trust Series 2014-SFR2, Class A, 2.094%, 9/17/2031[2,7]	3,486,937
750,000	Jamestown CLO II Ltd. Series 2013-2A, Class D, 6.903%, 1/22/2025[1,2,7]	750,219
1,119,916	Long Beach Mortgage Loan Trust Series 2000-1, Class AV1, 1.511%, 1/21/2031[1,2]	1,073,622
750,000	Madison Park Funding XIX Ltd. Series 2015-19A, Class D, 7.603%, 1/22/2028[1,2,7]	756,608
4,250,000	Marine Park CLO Ltd. Series 2012-1A, Class DR, 6.502%, 5/18/2023[1,2,7]	4,254,770
4,470,000	Mercedes-Benz Auto Lease Trust Series 2017-A, Class A1, 1.150%, 4/16/2018[1]	4,470,000
762,569	Merrill Lynch Mortgage Investors Trust Series Series 2004-OPT1, Class A1B, 1.851%, 6/25/2035[1,2]	727,565
2,905,000	MMAF Equipment Finance LLC Series 2017-AA, Class A1, 0.000%, 5/16/2018[1,7]	2,905,000

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$250,000	Mountain View CLO LLC Series 2016-1A, Class E, 8.158%, 1/14/2029[1,2,7]	$252,947
	Mountain View CLO Ltd.
4,300,000	Series 2013-1A, Class D, 4.456%, 4/12/2024[1,2,7]	4,226,104
1,500,000	Series 2014-1A, Class D, 4.908%, 10/15/2026[1,2,7]	1,470,004
1,500,000	Mountain View CLO X Ltd. Series 2015-10A, Class E, 6.005%, 10/13/2027[1,2,7]	1,410,625
2,000,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2017-T1, Class AT1, 3.214%, 2/15/2051[1,7]	2,016,760
	Nissan Auto Lease Trust
895,767	Series 2014-B, Class A4, 1.290%, 3/16/2020[1]	895,763
2,200,000	Series 2015-B, Class A4, 1.700%, 4/15/2021[1]	2,203,751
957,100	Nissan Auto Receivables Owner Trust Series 2014-B, Class A3, 1.110%, 5/15/2019[1]	955,928
2,050,000	Nomad CLO Ltd. Series 2013-1A, Class D, 5.908%, 1/15/2025[1,2,7]	2,010,389
2,361,582	NovaStar Mortgage Funding Trust Series Series 2006-1, Class A1A, 1.151%, 5/25/2036[1,2]	2,292,508
	Ocwen Master Advance Receivables Trust
3,193,000	Series 2015-T3, Class AT3, 3.211%, 11/15/2047[7]	3,195,015
3,250,000	Series 2016-T1, Class AT1, 2.521%, 8/17/2048[1,7]	3,239,788
603,757	Option One Mortgage Loan Trust Series 2002-3, Class A1, 1.491%, 8/25/2032[1,2]	578,773
1,366,158	PMT Loan Trust Series 2013-J1, Class A6, 3.500%, 9/25/2043[1,2,7]	1,371,232
1,972,450	Pretium Mortgage Credit Partners I LLC Series 2017-NPL1, Class A1, 3.500%, 4/29/2032[1,2,7]	1,976,445
500,000	RAMP Series Trust Series 2005-RS8, Class M1, 1.471%, 9/25/2035[1,2]	469,832
951,742	RASC Series Trust Series 2005-AHL1, Class M1, 1.441%, 9/25/2035[1,2]	928,391
1,755,806	RCO Mortgage LLC Series 2016-1, Class A, 4.500%, 11/25/2047[1,2]	1,761,407
800,000	Seneca Park CLO Ltd. Series 2014-1A, Class E, 5.858%, 7/17/2026[1,2,7]	752,372
1,555,000	Sheridan Square CLO Ltd. Series 2013-1A, Class E, 6.258%, 4/15/2025[1,2,7]	1,554,096
1,750,000	Station Place Securitization Trust Series 2017-1, Class A, 1.891%, 2/25/2049[1,2,7]	1,750,087
172,252	Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-BC3, Class 2A2, 1.131%, 5/25/2047[1,2]	170,448
2,419,492	Structured Asset Securities Corp. Reverse Mortgage Loan Trust Series 2007-RM1, Class A1, 1.271%, 5/25/2047[1,2,7]	2,234,492

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,875,000	TGIF Funding LLC Series 2017-1A, Class A2, 6.202%, 4/30/2047[1,7]	$1,852,339
750,000	Thacher Park CLO Ltd. Series 2014-1A, Class E1, 6.106%, 10/20/2026[1,2,7]	710,185
1,069,588	Towd Point Mortgage Trust Series 2016-2, Class A1A, 2.750%, 8/25/2055[1,2,7]	1,073,924
	Toyota Auto Receivables Owner Trust
3,674,071	Series 2015-A, Class A3, 1.120%, 2/15/2019[1]	3,670,981
2,382,374	Series 2015-C, Class A3, 1.340%, 6/17/2019[1]	2,382,300
1,750,000	Tryon Park CLO Ltd. Series 2013-1A, Class D, 5.558%, 7/15/2025[1,2,7]	1,682,311
500,000	Upland CLO Ltd. Series 2016-1A, Class D, 9.406%, 4/20/2028[1,2,7]	510,326
1,084,950	Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A3, 0.950%, 4/22/2019[1]	1,083,939
1,694,537	VOLT LIV LLC Series 2017-NPL1, Class A1, 3.625%, 2/25/2047[1,2,7]	1,697,716
1,222,885	VOLT LV LLC Series 2017-NPL2, Class A1, 3.500%, 3/25/2047[1,2,7]	1,225,206
1,973,328	VOLT LVI LLC Series 2017-NPL3, Class A1, 3.500%, 3/25/2047[1,2,7]	1,979,972
972,139	VOLT XXXIV LLC Series 2015-NPL7, Class A1, 3.250%, 2/25/2055[1,2,7]	976,284
	Voya CLO Ltd.
750,000	Series 2012-3A, Class ER, 7.158%, 10/15/2022[1,2,7]	755,569
1,500,000	Series 2013-2A, Class D, 6.156%, 4/25/2025[1,2,7]	1,487,681
	WaMu Mortgage Pass-Through Certificates Series Trust
929,249	Series 2004-AR13, Class A2B, 1.871%, 11/25/2034[1,2]	889,111
932,428	Series 2005-AR9, Class A1C3, 1.951%, 7/25/2045[1,2]	905,685
2,107,900	Wendys Funding LLC Series 2015-1A, Class A2I, 3.371%, 6/15/2045[1,7]	2,126,020
	West CLO Ltd.
2,500,000	Series 2013-1A, Class D, 5.934%, 11/7/2025[1,2,7]	2,338,658
1,000,000	Series 2014-1A, Class C, 4.608%, 7/18/2026[1,2,7]	994,970
3,463,000	World Omni Automobile Lease Securitization Trust Series 2015-A, Class A4, 1.730%, 12/15/2020[1]	3,469,091

	TOTAL ASSET-BACKED SECURITIES (Cost $172,121,728)	173,676,131

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 16.8%
1,436,072	Agate Bay Mortgage Trust Series 2014-1, Class 2A2, 1.500%, 7/25/2044[1,2,7]	1,349,234
513,989	American Home Mortgage Investment Trust Series 2005-1, Class 7A2, 3.428%, 6/25/2045[1,2]	513,816

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$2,340,000	BAMLL Commercial Mortgage Securities Trust Series 2015-ASHF, Class C, 2.994%, 1/15/2028[2,7]	$2,324,856
371,799	Banc of America Commercial Mortgage Trust Series 2007-4, Class A4, 6.036%, 2/10/2051[1,2]	373,481
687,152	Bear Stearns Asset Backed Securities Trust Series 2003-SD3, Class M1, 2.116%, 10/25/2033[1,2]	659,519
917,585	Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22, Class B, 5.714%, 4/12/2038[1,2,7]	931,236
380,000	CCRESG Commercial Mortgage Trust Series 2016-HEAT, Class B, 4.114%, 4/10/2029[7]	387,940
632,559	CD Mortgage Trust Series 2007-CD5, Class A4, 5.886%, 11/15/2044[1,2]	634,461
	COMM Mortgage Trust
125,000	Series 2012-CR5, Class D, 4.475%, 12/10/2045[1,2,7]	119,635
1,750,000	Series 2012-CR5, Class E, 4.475%, 12/10/2045[1,2,7]	1,594,882
1,500,000	Series 2013-CR7, Class C, 4.169%, 3/10/2046[1,2,7]	1,463,718
1,500,000	Cosmopolitan Hotel Trust Series 2016-CSMO, Class B, 3.094%, 11/15/2033[2,7]	1,515,936
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,500,000	Series 2014-HQ2, Class M2, 3.191%, 9/25/2024[1,2]	1,547,747
93,904	Series 2014-DN4, Class M2, 3.391%, 10/25/2024[1,2]	94,075
2,780,000	Series 2016-HQA3, Class M2, 2.341%, 3/25/2029[1,2]	2,811,275
	FREMF Mortgage Trust
499,542	Series 2016-KF22, Class B, 6.041%, 7/25/2023[1,2,7]	505,306
2,153,000	Series 2013-K35, Class C, 4.076%, 8/25/2023[1,2,7]	2,108,971
639,459	Series 2016-KF25, Class B, 5.779%, 9/25/2023[1,2,7]	674,129
1,474,000	Series 2017-K724, Class C, 3.618%, 11/25/2023[1,2,7]	1,356,463
1,000,000	Series 2016-K723, Class C, 3.704%, 11/25/2023[1,2,7]	878,057
999,984	Series 2017-KF28, Class B, 4.789%, 1/25/2024[1,2,7]	1,011,218
1,000,000	Series 2017-K725, Class C, 3.880%, 2/25/2024[1,2,7]	936,023
1,276,481	Series 2013-KF02, Class C, 4.779%, 12/25/2045[1,2,7]	1,303,187
	GS Mortgage Securities Trust
1,637,000	Series 2014-GSFL, Class B, 2.662%, 7/15/2031[1,2,7]	1,623,023
690,000	Series 2012-GCJ9, Class D, 5.013%, 11/10/2045[1,2,7]	670,454
3,250,000	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class C, 3.744%, 8/15/2032[2,7]	3,280,316
1,386,983	Impac CMB Trust Series Series 2004-6, Class 1A2, 1.771%, 10/25/2034[1,2]	1,335,418
	J.P. Morgan Chase Commercial Mortgage Securities Trust
1,450,000	Series 2016-ASH, Class A, 2.494%, 10/15/2034[2,7]	1,456,286
700,000	Series 2016-ASH, Class B, 3.144%, 10/15/2034[2,7]	703,427
2,800,000	JPMCC Re-REMIC Trust Series 2014-FRR1, Class BK10, 2.850%, 11/27/2049[1,2,7]	2,628,598

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$2,771,035	Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-1A, Class 1A, 1.241%, 3/25/2037[1,2,7]	$2,564,244
	Morgan Stanley Capital I Trust
264,584	Series 2007-T27, Class A4, 5.871%, 6/11/2042[1,2]	264,376
3,179,734	Series 2007-HQ13, Class A3, 5.569%, 12/15/2044[1]	3,206,847
880,519	Series 2007-IQ16, Class A4, 5.809%, 12/12/2049[1]	884,808
	New Residential Mortgage Loan Trust
931,137	Series 2014-2A, Class A2, 3.750%, 5/25/2054[1,2,7]	946,608
1,080,905	Series 2016-3A, Class A1B, 3.250%, 9/25/2056[1,2,7]	1,097,760
425,980	Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-9XS, Class 2A2, 1.281%, 6/25/2035[1,2]	391,094
	Towd Point Mortgage Trust
1,689,259	Series 2016-1, Class A1B, 2.750%, 2/25/2055[1,2,7]	1,700,456
2,446,243	Series 2016-3, Class A1, 2.250%, 4/25/2056[1,2,7]	2,436,294
4,500,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class B, 3.044%, 6/15/2029[2,7]	4,512,847
4,230,098	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR8, Class 2AB2, 1.411%, 7/25/2045[1,2]	4,067,455
1,828,535	WaMu Mortgage Pass-Through Certificates Series Trust Series 2004-AR10, Class A3, 1.541%, 7/25/2044[1,2]	1,759,851
185,000	WFRBS Commercial Mortgage Trust Series 2012-C6, Class D, 5.761%, 4/15/2045[2,7]	187,571

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $60,406,148)	60,812,898

	CORPORATE – 15.9%
	BASIC MATERIALS – 0.5%
570,000	Dow Chemical Co. 8.550%, 5/15/2019	644,081
400,000	EI du Pont de Nemours & Co. 0.000%, 5/1/2020[2]	401,243
800,000	Glencore Finance Canada Ltd. 2.700%, 10/25/2017[6,7]	802,703
		1,848,027
	COMMUNICATIONS – 1.6%
1,450,000	21st Century Fox America, Inc. 7.250%, 5/18/2018	1,531,085
	AT&T, Inc.
1,000,000	5.600%, 5/15/2018	1,039,777
500,000	3.200%, 3/1/2022[1]	506,813
	Deutsche Telekom International Finance B.V.
750,000	1.602%, 9/19/2019[2,6,7]	751,420
850,000	1.738%, 1/17/2020[2,6,7]	852,094

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
$1,000,000	Verizon Communications, Inc. 1.409%, 8/15/2019[2]	$999,249
		5,680,438
	CONSUMER, CYCLICAL – 1.0%
1,000,000	Adient Global Holdings Ltd. 4.875%, 8/15/2026[1,6,7]	1,007,500
500,000	BMW U.S. Capital LLC 1.541%, 9/13/2019[2,7]	502,720
1,000,000	Daimler Finance North America LLC 1.792%, 10/30/2019[2,7]	1,005,588
548,000	Hyundai Capital America 2.875%, 8/9/2018[7]	554,086
425,000	Nissan Motor Acceptance Corp. 1.735%, 1/13/2020[2,7]	426,087
		3,495,981
	CONSUMER, NON-CYCLICAL – 1.9%
1,550,000	Actavis Funding SCS 2.450%, 6/15/2019[6]	1,561,676
100,000	Amgen, Inc. 2.125%, 5/15/2017	100,025
376,000	Becton, Dickinson and Co. 1.800%, 12/15/2017	375,823
1,000,000	Celgene Corp. 2.125%, 8/15/2018	1,004,362
750,000	Laboratory Corp. of America Holdings 2.625%, 2/1/2020	755,888
1,000,000	Molson Coors Brewing Co. 1.900%, 3/15/2019[7]	999,922
1,250,000	Mondelez International Holdings Netherlands B.V. 1.782%, 10/28/2019[2,6,7]	1,255,227
1,000,000	Universal Health Services, Inc. 4.750%, 8/1/2022[1,7]	1,033,160
		7,086,083
	ENERGY – 1.1%
	BP Capital Markets PLC
470,000	1.625%, 8/17/2017[6]	470,150
900,000	1.375%, 5/10/2018[6]	898,183
925,000	ConocoPhillips Co. 1.369%, 5/15/2018[2]	926,328

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$1,550,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[1]	$1,554,414
		3,849,075
	FINANCIAL – 6.1%
800,000	ABN AMRO Bank N.V. 1.798%, 1/18/2019[2,6,7]	802,778
1,500,000	Bank of America Corp. 2.316%, 1/20/2023[1,2]	1,519,875
500,000	Bank of Montreal 1.720%, 12/12/2019[2,6]	503,348
	BB&T Corp.
110,000	1.991%, 6/15/2018[1,2]	110,877
1,500,000	1.802%, 4/1/2022[1,2]	1,506,183
425,000	Branch Banking & Trust Co. 1.608%, 1/15/2020[2]	426,002
1,000,000	Capital One Financial Corp. 2.056%, 3/9/2022[1,2]	1,000,898
700,000	Capital One N.A. 1.885%, 9/13/2019[1,2]	703,854
1,750,000	Chubb Corp. 5.750%, 5/15/2018	1,825,656
	Goldman Sachs Group, Inc.
850,000	1.920%, 12/13/2019[2]	853,124
1,000,000	2.209%, 11/15/2021[1,2]	1,009,505
500,000	International Lease Finance Corp. 5.875%, 4/1/2019	533,862
2,000,000	JPMorgan Chase & Co. 2.056%, 4/25/2023[1,2]	2,002,662
1,500,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[1]	1,511,331
1,500,000	MassMutual Global Funding II 2.500%, 4/13/2022[7]	1,502,943
500,000	Metropolitan Life Global Funding I 1.582%, 12/19/2018[2,7]	501,640
1,850,000	Morgan Stanley 4.875%, 11/1/2022	2,014,504
400,000	New York Life Global Funding 1.428%, 4/9/2020[2,7]	400,570
	Royal Bank of Canada
350,000	1.868%, 4/15/2019[2,6]	353,488
1,000,000	1.769%, 2/1/2022[2,6]	1,007,775

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$425,000	SunTrust Bank 1.564%, 1/31/2020[1,2]	$427,796
	Wells Fargo & Co.
500,000	2.263%, 1/24/2023[1,2]	505,589
1,000,000	2.402%, 10/31/2023[1,2]	1,017,055
		22,041,315
	INDUSTRIAL – 2.3%
875,000	Caterpillar Financial Services Corp. 1.665%, 1/10/2020[2]	879,195
1,315,000	Harris Corp. 2.700%, 4/27/2020[1]	1,330,986
425,000	John Deere Capital Corp. 1.431%, 3/13/2020[2]	425,904
750,000	Norfolk Southern Corp. 5.900%, 6/15/2019	811,403
	Siemens Financieringsmaatschappij N.V.
1,000,000	1.440%, 9/13/2019[2,6,7]	1,003,109
850,000	1.477%, 3/16/2020[2,6,7]	851,702
1,000,000	United Technologies Corp. 1.384%, 11/1/2019[2]	1,007,108
1,850,000	WestRock RKT Co. 3.500%, 3/1/2020	1,902,544
		8,211,951
	TECHNOLOGY – 0.4%
750,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.375%, 1/15/2020[7]	751,013
277,000	Hewlett Packard Enterprise Co. 2.450%, 10/5/2017	277,750
500,000	Seagate HDD Cayman 4.250%, 3/1/2022[1,6,7]	499,578
		1,528,341
	UTILITIES – 1.0%
425,000	Dominion Resources, Inc. 1.875%, 1/15/2019	424,719
2,000,000	Duke Energy Corp. 5.050%, 9/15/2019	2,133,318

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
$1,100,000	Pacific Gas & Electric Co. 8.250%, 10/15/2018	$1,199,178
		3,757,215
	TOTAL CORPORATE (Cost $57,311,127)	57,498,426

	TOTAL BONDS (Cost $289,839,003)	291,987,455

Number of Shares

	PREFERRED STOCKS – 4.5%
	Loan Funding I, Ltd.
16,880	1.150%, 12/15/2017[8]	16,212,882

	TOTAL PREFERRED STOCKS (Cost $15,972,748)	16,212,882

Principal Amount

	COMMERCIAL PAPER – 3.6%
$1,000,000	Amphenol Corp. 1.160%, 5/8/2017	999,687
2,000,000	Autonation, Inc. 1.450%, 5/1/2017	1,999,770
2,000,000	CVS Health Corp. 1.100%, 5/2/2017	1,999,754
2,000,000	Dominion Resources, Inc. 1.210%, 6/1/2017	1,997,683
2,000,000	Hyundai Capital America 1.120%, 5/10/2017	1,999,244
2,000,000	Omnicom Capital, Inc. 1.200%, 5/22/2017	1,998,426
2,000,000	PPL Electric Utilities Corp. 1.150%, 5/10/2017	1,999,244

	TOTAL COMMERCIAL PAPER (Cost $12,995,095)	12,993,808

Number of Shares

	SHORT-TERM INVESTMENTS – 6.7%
20,568,885	Federated Treasury Obligations Fund - Institutional Shares, 0.572%[9,10]	20,568,885
3,565,075	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.589%[9,10]	3,565,075

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,133,960)	24,133,960

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

		Value
	TOTAL INVESTMENTS – 102.6% (Cost $368,754,558)	$371,306,071
	Liabilities in Excess of Other Assets – (2.6)%	(9,326,784)

	TOTAL NET ASSETS – 100.0%	$361,979,287

Principal Amount

	SECURITIES SOLD SHORT – (11.2)%
	BONDS – (11.2)%
	MORTGAGE-BACKED SECURITIES – (11.2)%
	Fannie Mae Pool
$(10,000,000)	4.000%, 5/15/2041[11]	$(10,532,810)
(17,600,000)	3.500%, 5/15/2042[11]	(18,099,118)
(12,000,000)	3.000%, 5/15/2043[11]	(11,989,692)

	TOTAL MORTGAGE-BACKED SECURITIES (Proceeds $40,545,859)	(40,621,620)

	TOTAL BONDS (Proceeds $40,545,859)	(40,621,620)

	TOTAL SECURITIES SOLD SHORT (Proceeds $40,545,859)	$(40,621,620)

LP – Limited Partnership
PLC – Public Limited Company
REMIC – Real Estate Mortgage Investment Conduit

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Foreign security denominated in U.S. Dollars.
[7]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $171,271,630.

[8]	Loan Funding I, Ltd. consists of subordinated notes interests in BBB to B- rated bank loans.
[9]	The rate is the annualized seven-day yield at period end.
[10]	All or a portion of this security is segregated as collateral for securities sold short.
[11]	To-be-announced (“TBA”) security.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
Markit CMBX NA
A CDSI Series 7 Index	A	Pay	2.00%	1/17/47	$3,800,000	$177,998	$(47,175)	$130,823
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$177,998	$(47,175)	$130,823

(a)
Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at April 30, 2017.

(b)
If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At April 30, 2017	Unrealized Appreciation (Depreciation)
(103)	2-Year U.S. Treasury Note (CBT)	June 2017	$(22,246,096)	$(22,310,766)	$(64,670)
(12)	5-Year U.S. Treasury Note (CBT)	June 2017	(1,425,059)	(1,420,875)	4,184
TOTAL FUTURES CONTRACTS			$(23,671,155)	$(23,731,641)	$(60,486)

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

Note 1 – Organization
Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and capital appreciation.  The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”).  This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2017 (Unaudited)

(b) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.  In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes.  A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value.  The notional value will be used to segregate liquid assets for selling protection on credit default swaps.  If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.  The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2017 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes.  Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets.  Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index).  That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.  By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks.  Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2017 (Unaudited)

(e) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

(f) Futures Contracts
The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract.  This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.

Note 3 – Federal Income Taxes
At April 30, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$368,908,485

Gross unrealized appreciation	$2,961,931
Gross unrealized depreciation	(564,345)
Net unrealized appreciation on investments	$2,397,586

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2017 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund’s assets carried at fair value:

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bank Loans	$-	$25,977,966	$-	$25,977,966
Bonds
Asset-Backed Securities	-	173,676,131	-	173,676,131
Commercial Mortgage-Backed Securities	-	60,812,898	-	60,812,898
Corporate**	-	57,498,426	-	57,498,426
Commercial Paper	-	12,993,808	-	12,993,808
Preferred Stock	-	16,212,882	-	16,212,882
Short-Term Investments	24,133,960	-	-	24,133,960
Total Investments	24,133,960	347,172,111	-	371,306,071

Other Financial Instruments***
Futures Contracts	4,184	-	-	4,184
Total Assets	$24,138,144	$347,172,111	$-	$371,310,255

Liabilities
Securities Sold Short
Bonds
Mortgage-Backed Securities	$-	$40,621,620	$-	$40,621,620
Total Securities Sold Short	-	40,621,620	-	40,621,620
Other Financial Instruments***
Credit Default Swap Contracts	-	47,175	-	47,175
Futures Contracts	64,670	-	-	64,670
Total Liabilities	$64,670	$40,668,795	$-	$40,733,465

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Effective February 15, 2017, the Fund no longer holds the Palmer Square Long/Short Credit Fund – Class I, due to the liquidation of the Palmer Square Long/Short Credit Fund.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2017 (Unaudited)

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/Income Credited to Income
Palmer Square Long/Short Credit Fund – Class I	$11,703,982	$-	$(11,694,128)	$(93,410)	$83,556	$-	$-

	Principal Amount/Shares			Principal Amount/Shares
Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Palmer Square Long/Short Credit Fund – Class I	631,623	-	(631,623)	-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	6/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	6/29/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	6/29/2017